Financial assets - Gain losses on other comprehensive income (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	₺ 714,892	₺ 132,109	₺ 282,718
- Income tax relating to fair value reserve	(178,723)	(33,027)	₺ (10,420)
Gains (losses) recognized in other comprehensive income	₺ 536,169	₺ 99,082